UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-23158
Investment Company Act file number

Mandatory Exchangeable Trust
(Exact name of registrant as specified in charter)

850 Library Avenue, Suite 204
Newark, Delaware 19711
(Address of principal executive offices) (Zip code)

Donald J. Puglisi, Managing Trustee
850 Library Avenue, Suite 204
Newark, Delaware 19711
(Name and address of agent for service)

(302) 738-6680
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2018

Mandatory Exchangeable Trust

Annual Report

For the year ended December 31, 2018

Table of Contents
Allocation of Portfolio Assets	1
Financial Statements:
Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Accounting Firm	13
Additional Information (Unaudited)	14
Trustee and Officers (Unaudited)	15

Mandatory Exchangeable Trust
Allocation of Portfolio Assets
December 31, 2018
(Expressed as Percentages of Total Investments)

Forward Purchase Contract, 98.16%	U.S. Treasury Securities, 1.84%

Mandatory Exchangeable Trust
Schedule of Investments
December 31, 2018

	Maturity	Par	Amortized
Security Description	Date	Value	Cost	Fair Value

U.S. Treasury Securities - 1.84%*
Stripped United States Treasury Notes	02/15/2019	$34,269,000	$34,233,876	$34,175,034
Stripped United States Treasury Notes	02/15/2019	60,606,000	60,544,166	60,439,818
Stripped United States Treasury Notes	05/15/2019	9,048,000	9,017,327	8,967,681
Stripped United States Treasury Notes	05/15/2019	85,827,000	85,467,568	85,083,996
Total U.S. Treasury Securities			189,262,937	188,666,529

Forward Purchase Contract - 98.16%*
Forward Purchase Contract for American Depository Shares
of Alibaba Group Holdings Limited			5,400,894,000	10,041,900,000
Total Forward Purchase Contract			5,400,894,000	10,041,900,000

Total Investments - 100.00%*			$5,590,156,937	$10,230,566,529
Other Assets in Excess of Liabilities - 0.00%* ^				275
TOTAL NET ASSETS - 100.00%*				$10,230,566,804

Footnotes
* Percentages are stated as a percent of net assets.
^ Percentage is more than 0.00% but less than 0.01%.

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Schedule of Investments, continued
December 31, 2018

The detail of outstanding Forward Agreement is as follows as of December 31, 2018
Description	Counterparty	Trust Shares Subject to Exchange	Fair Value
Forward Purchase Agreement (with noted counterparty) is linked to the fair value of the American Depository Shares of Alibaba Group Holding Limited (Alibaba) in the 20 trading day observation period before the Settlement Date of June 1, 2019, subject to maximum and minimum exchange rates of 1.3040 and 1.1097 shares, respectively. The agreement is non-income producing and involves the use of significant unobservable inputs in the determination of its fair value.	West Raptor Holdings, LLC. (cost $5,400,894,000)- Acquired 06/01/2016	66,000,000	$10,041,900,000
			$10,041,900,000

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Statement of Assets and Liabilities
December 31, 2018

Assets:
Investments in U.S. Treasury Securities, at Fair Value (Cost $189,262,937)	$188,666,529
Investment in Forward Purchase Contract, at Fair Value (Cost $5,400,894,000)	10,041,900,000
Total Investments	10,230,566,529
Cash	275
Total Assets	10,230,566,804

Net Assets	$10,230,566,804

Net Assets Consist of:
Mandatory Exchangeable Trust Securities ("Trust Securities"),
No Par Value; 66,000,000 Trust Securities Issued and Outstanding	$5,584,362,232
Total Distributable Earnings	4,646,204,572
Net Assets	$10,230,566,804
Net Asset Value per Trust Security	$155.01

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Statement of Operations
For the year ended December 31, 2018

Investment Income
Interest Income	$3,279,352
Total Investment Income	3,279,352

Net Investment Income	3,279,352
Net Change in Unrealized Appreciation on Investments	(2,584,954,407)
Net Decrease in Net Assets Resulting from Operations	$(2,581,675,055)

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Statement of Changes in Net Assets
	For the year ended December 31, 2018	For the year ended December 31, 2017
Change in Net Assets Resulting from Operations:
Net Investment Income	$3,279,352	$5,867,127
Net Change in Unrealized Appreciation on Investments	(2,584,954,407)	5,717,881,922
Net (Decrease) Increase in Net Assets Resulting from Operations	(2,581,675,055)	5,723,749,049

Distributions Paid to Trust Security Holders:
Net Investment Income	(5,890,824)	(1,328,250)
Return of Capital to Trust Security Holders	(373,609,176)	(378,171,750)
Change in Net Assets from Distributions Paid to Trust Security Holders	(379,500,000)	(379,500,000)

Net (Decrease) Increase in Net Assets	(2,961,175,055)	5,344,249,049
Net Assets, Beginning of Year	13,191,741,859	7,847,492,810
Net Assets, End of Year	$10,230,566,804	$13,191,741,859 (1)

(1) Includes $8,406,452 in Undistributed Net Investment Income

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Statement of Cash Flows
For the year ended December 31, 2018

Cash Flows from Operating Activities:
Maturity of U.S. Treasury Securities	$379,500,000
Net Cash Provided by Operating Activities	379,500,000

Cash Flows from Financing Activities:
Distributions to Trust Security Holders	(379,500,000)
Net Cash Used by Financing Activities	(379,500,000)

Net Increase in Cash	-
Cash - Beginning of Year	275
Cash - End of Year	$275

Reconciliation of Net Decrease in Net Assets Resulting from Operations to
Net Cash Provided in Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$(2,581,675,055)
Net Investment Income	(3,279,352)
Net Change in Unrealized Appreciation on Investments	2,584,954,407
Maturity of U.S. Treasury Securities	379,500,000
Net Cash Provided in Operating Activities	$379,500,000

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust
Financial Highlights
	For the year ended December 31, 2018	For the year ended December 31, 2017	For the period from June 10, 2016 (1) through December 31, 2016

Per Share Operating Performance:
Beginning Net Asset Value	$199.87	$118.90	$100.00
Selling Commissions	-	-	(1.25)

Beginning Net Asset Value, Net of Selling Commission	199.87	118.90	98.75

Income From Investment Operations:
Net Investment Income	0.05	0.05	0.06
Net Realized and Unrealized (Loss) Gain on Investments	(39.16)	86.67	22.82

Total (Loss) Gain from Investment Operations	(39.11)	86.72	22.88

Distributions to Trust Security Holders
Net Investment Income	(0.09)	(0.02)	0.00	2)
Return of Capital to Trust Security Holders	(5.66)	(5.73)	(2.73)

Total Distributions	(5.75)	(5.75)	(2.73)

Ending Net Asset Value	$155.01	$199.87	$118.90
Total Return	-19.57%	72.94%	23.17%

Supplemental Data and Ratios:
Net Assets, End of Period	$10,230,566,804	$13,191,741,859	$7,847,492,810
Ratio of Expenses to Average Net Assets (3)(4)	0.00%	0.00%	0.00%
Ratio of Net Investment Income to Average Net Assets (4)	0.03%	0.05%	0.07%
Portfolio Turnover Rate (5)(6)	0.00%	0.00%	0.00%

(1) Commencement of operations.
(2) Number is greater than 0.00 but less than 0.01.
(3) The Trust is not responsible for any expenses related to its ongoing operations. See Note 3 for additional information.
(4) Annualized for periods less than one year.
(5) Lower of Purchases or Maturities (excluding short-term investments) divided by the average portfolio assets during the period.
(6) Not annualized.

See Accompanying Notes to the Financial Statements.

Mandatory Exchangeable Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the year ended December 31, 2018

1.	Organization
The Mandatory Exchangeable Trust ("Trust") was established on May 20, 2016 and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust commenced operations on June 10, 2016.  In June 2016, the Trust sold Mandatory Exchangeable Trust Securities (“Trust Securities") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The Trust Securities have not been registered for offering under the Act.  The Trust used the net offering proceeds to purchase a portfolio comprised of U.S. Treasury Securities and to pay the purchase price for a forward purchase contract (the “Contract”) for shares of American Depository Shares (“ADSs”) of Alibaba Group Holding Limited ("Alibaba"), with an existing ADS holder of Alibaba, West Raptor Holdings, LLC (the “Shareholder”), an indirect subsidiary of SoftBank Group Corp., a company incorporated under the laws of Japan. Under the terms of the Contract, at the Shareholder’s discretion, the Trust will exchange each Trust Security for either (i) a certain number of ADSs of Alibaba, or (ii) cash equal to the value of the Alibaba ADSs on the Exchange Date, June 1, 2019. The Trust will thereafter terminate.

The Trust has entered into an Administration Agreement with U.S. Bank National Association (the "Administrator") to provide administrative services to the Trust.

2.	Significant Accounting Policies
A. Basis of Accounting
The accompanying financial statements of the Trust have been prepared on an accrual basis in conformity with U.S. generally accepted accounting principles (U.S. GAAP).

B. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C. Investment Valuation
The Trust will use the following valuation methods to determine either current market value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures approved by the Trust’s Board of Trustees (“Board of Trustees”) from time to time.  The valuation of the portfolio securities of the Trust currently includes the following processes:

(i)
the U.S. Treasury Securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Board of Trustees,

(ii)	short-term investments having an original maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable, and

(iii)
the Contract is valued by an independent valuation firm with expertise in valuing this type of Contract, using an income approach, in the form of a discounted cash flow analysis in conjunction with a Monte Carlo model that simulated potential future payouts under the Contract. The valuation is reviewed and approved by the Managing Trustee and is determined to be valued in good faith by the Board of Trustees.

D. Security Transactions and Investment Income
U.S. Treasury Securities (“Securities”) transactions are accounted for as of the date the securities are purchased and sold (trade date).  Interest income is recorded as earned and includes accrual of discount.  Amortized cost valuation represents cost, adjusted for a proportional increase or decrease in value due to the discount or premium until maturity.

E. Forward Purchase Contract
On June 10, 2016, the Trust entered into the Contract, which is a derivative instrument, with the Shareholder and paid to the Shareholder $5,400,894,000 in connection therewith.  Pursuant to this Contract, the Shareholder is obligated to deliver to the Trust a specified number of Alibaba ADSs or cash equal to the value of the Alibaba ADSs on June 1, 2019 (the "Exchange Date") so as to permit the holders of the Trust Securities to exchange on the Exchange Date each of their shares of Trust Securities.

At December 31, 2018, the Contract had the following value:
Forward Contract	Trade Date	Cost of Contract	Contract Fair Value	Net Unrealized Appreciation
Counterparty – West Raptor Holdings, LLC	06/01/2019	$5,400,894,000	$10,041,900,000	$4,641,006,000

The fair value of the Contract is included in Investment in Forward Purchase Contract, at fair value in the Statement of Assets and Liabilities.  The net change in unrealized appreciation on investments in the Statement of Operations is included in the net unrealized appreciation on investments in the Statement of Assets and Liabilities.

The Shareholder’s obligation under the Contract is collateralized by Alibaba ADSs which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association. At December 31, 2018, the Custodian held 86,064,000 shares of Alibaba ADS with an aggregate value of $11,796,792,480.

F. Indemnifications
The Managing Trustee on behalf of the Trust enters into certain contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Recent Accounting Pronouncements
In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Trust’s financial statements and disclosures.

3.	Expenses
The Shareholder has taken on the responsibility to pay all fees and expenses relating to the offering and operation of the Trust including, but not limited to, organizational costs, offering costs, trustee fees, and administration fees.  The Trust is not responsible for any fees associated with the Trust’s ongoing operations.  During the year ended December 31, 2018, the Shareholder paid fees and expenses totaling $234,295 on behalf of the Trust.

4.	Distributions
Trust Securities holders are entitled to receive distributions from the maturity of U.S. Treasury Securities of $1.4375 per quarter (except for the first distribution on September 1, 2016 of $1.2938), payable quarterly which commenced September 1, 2016.  Distributions to the Trusts holders for the year ended December 31, 2018 were $379,500,000.

5.	Income Taxes
The Trust is not an association taxable as a corporation for Federal or State income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal and State income tax laws and as such, Trust Securities holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

The Trust complies with the authoritative guidance for uncertainty in income taxes. This guidance requires the Trust to determine whether a tax position of the Trust is more likely than not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The Trust reviewed and evaluated tax positions in its major jurisdictions and determined whether or not there are uncertain tax positions that require financial statement recognition. The Trust has determined that no reserves for uncertain tax positions are required to be recorded for any of the Trust’s open tax years.  The Trust is additionally not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements.

As of December 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, aggregated to $4,641,006,000 and $596,408, respectively.  The aggregate cost of investments for Federal income tax purposes was $5,590,156,937 at December 31, 2018.

6.	Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Valuations that are based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3: Valuations based on significant unobservable inputs that are not corroborated by market data.

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

		Fair Value Measurements at December 31, 2018 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	December 31, 2018	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$188,666,529	$188,666,529	$-	$-
Total Other	188,666,529	188,666,529	-	-
Derivative Instruments
Forward Purchase Contract	10,041,900,000	-	-	10,041,900,000
Total Derivative Instruments	10,041,900,000	-	-	10,041,900,000
Total	$10,230,566,529	$188,666,529	$-	$10,041,900,000

For the year ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the year ended December 31, 2018

Fair Value Beginning Balance	$12,629,760,000
Decrease in Unrealized Gains Included in Net Decrease in Net Assets Applicable to Trust Security Holders	(2,587,860,000)
Net Purchases, Issuances and Settlements	-
Transfers Out of Level 3	-
Fair Value Ending Balance	$10,041,900,000

All of the unrealized gains are included in the Statement of Operations for the year ended December 31, 2018.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of December 31, 2018.

Type of Asset	Fair Value as of December 31, 2018	Valuation Technique	Unobservable Input
Forward Purchase Contract	$ 10,041,900,000	Income Approach Pricing Model	Volatility of stock price of underlying Assets. Returns of the S&P 500 Index. Contractual terms, as disclosed in offering circular. Risk Free rate of return.

7.	Investment Transactions
For the year ended December 31, 2018, $379,500,000 in U.S. Treasury Securities matured.  The proceeds were used by the Trust to make distributions to the Trust Security Holders.  The Trust did not sell any securities during the year ended December 31, 2018.

8.	Capital Share Transactions
For the year ended December 31, 2018, the Trust did not sell any Trust Securities to qualified institutional buyers in reliance on Rule 144A under the Securities Act. As of December 31, 2018, there were 66,000,000 Trust Securities issued and outstanding.

9.	Subsequent Events
The Trust has performed an evaluation of subsequent events through the date the financial statements were available to be issued.  No subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Mandatory Exchangeable Trust

ADDITIONAL INFORMATION
December 31, 2018
(Unaudited)

Trustee Compensation
The Trust does not compensate any of its trustees who are interested persons. For the year ended December 31, 2018, no compensation was paid to the Trustees, including special compensation. The Trust’s Statement of Additional Information includes additional information about the trustees and is available on the SEC’s Web site at www.sec.gov.

Form N-Q
The Trust will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Trust’s Form N-Q and Form N-2 will be available on or before their respective filing dates without charge by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Trust’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Trust Security Holders of
Mandatory Exchangeable Trust
Newark, Delaware

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Mandatory Exchangeable Trust (the "Trust"), including the schedule of investments, as of December 31, 2018, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the period from June 10, 2016 (commencement of operations) through December 31, 2016, each of the years ended December 31, 2017, and 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust as of December 31, 2018, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the period from June 10, 2016 (commencement of operations) through December 31, 2016, and each of the years ended December 31, 2017, and 2018, in conformity with accounting principles generally accepted in the United States of America
.
Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust's trustees. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by the trustees, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the Trust will terminate after the Exchange Date of June 1, 2019.

/s/ DELOITTE & TOUCHE LLP

Kansas City, Missouri
February 25, 2019

We have served as the auditor of the Trust since 2016.

Mandatory Exchangeable Trust
Trustees and Officers (Unaudited)
Name, Address and Date of Birth	Position(s)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:

Donald J. Puglisi Puglisi & Associates 850 Library Avenue, Suite 204 Newark, DE 19711 Born 1945	Managing Trustee	Duration of Trust, terminate automatically on June 1, 2019 Since Inception	Managing Director, Puglisi & Associates, 1973 to Present	1	Trustee, FundVantage Trust; Managing Trustee, 2009 Dole Food Common Exchange Security Trust; Managing Trustee, 2010 Swift Mandatory Common Exchange Security Trust, 2017 Mandatory Exchangeable Trust.

William R. Latham III Department of Economics University of Delaware Newark, DE 19716 Born 1944	Trustee	Duration of Trust, terminate automatically on June 1, 2019	Associate Professor of Economics, University of Delaware, 1971 to Present	1	Trustee, 2009 Dole Food Common Exchange Security Trust; Trustee, 2010 Swift Mandatory Common Exhange Security Trust, 2017 Mandatory Exchangeable Trust.

James B. O'Neill Department of Economics University of Delaware Newark, DE 19716 Born 1939	Trustee	Duration of Trust, terminate automatically on June 1, 2019 Since Inception	Professor Emeritus of Economics, University of Delaware, 1971 to Present	1	Trustee, 2009 Dole Food Common Exchange Security Trust; Trustee, 2010 Swift Mandatory Common Exhange Security Trust, 2017 Mandatory Exchangeable Trust.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Donald J. Puglisi is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were fees related to the initial organization of the Trust.  The Trust was established in FYE 12/31/16.  The following table details the aggregate fees billed or expected to be billed for the fiscal year referenced for audit fees, audit related fees, tax fees and other fees by the principal accountant.  The Trust is not responsible for any fees and expenses associated with its ongoing operations.  A third-party has taken on the responsibility of all fees and expenses related to the Trust’s on-going operations.

	FYE 12/31/2018	FYE 12/31/2017
Audit Fees	$70,000	$70,000
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2018	FYE 12/31/2017
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2018
Registrant	None
Registrant’s Investment Adviser	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

MANDATORY EXCHANGEABLE TRUST

Proxy Voting Policies and Procedures

I. INTRODUCTION

The Mandatory Exchangeable Trust (the “Company”) is the beneficial owner of its portfolio securities.  The Company’s Board of Trustees (the “Board”), acting on behalf of the Company, has the right and the fiduciary obligation to vote proxies relating to the Company’s portfolio securities in a manner consistent with the best interests of the Company and its stockholders.  Accordingly, the Board has adopted these Proxy Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Company (“Policies and Procedures”).

II. FIDUCIARY DUTY

The right to vote proxies with respect to portfolio securities held by the Company is an asset of the Company.  The members of the Board (the “Trustees”) act as a fiduciary of the Company and must vote proxies in a manner consistent with the best interest of the Company and its stockholders.
III. PROXY VOTING PROCEDURES

A. Annual Review of Proxy Voting Policies.  At least annually, the Board shall review the Company’s Policies and Procedures.

B.  Annual Review of Proxy Voting Record.  At least annually, the Board shall review the record of each proxy voted with respect to portfolio securities held by the Company during the year.  With respect to any proxies that present a conflict of interest, the Board shall consider the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.  For this purpose, a “conflict of interest” shall be deemed to occur when a Trustee has a financial interest in a matter presented by a proxy to be voted on behalf of the Company, which may compromise the Trustee’s independence of judgment and action in voting the proxy.

C. Resolution of Conflicts of Interest.  Where a proxy proposal raises a material conflict of interest between the interests of a Trustee and those of the Company, the Board shall resolve such conflict by (1) requesting that the Trustee recuse himself from Board deliberations on how the proxy should be voted, or (2) voting the proxy in accordance with a pre-determined policy relating to the manner of voting various types of proxy proposals.

IV. ANNUAL FILING OF PROXY VOTING RECORD

The Company shall file on Form N-PX by August 31 of each year an annual report of each proxy voted with respect to portfolio securities held by the Company during the twelve-month period ended June 30.

V. PROXY VOTING DISCLOSURES

A. The Company shall include in its Form N-CSR (certified shareholder report) a description of these Policies and Procedures.

B. The Company shall include in its Annual and Semi-Annual Reports to shareholders:

1.
A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Company’s toll-free telephone number or through a specified Internet address, and on the SEC website.

2.
A statement that information regarding how the Company voted proxies relating to portfolio securities held by the Company during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number (or through a specified Internet address or both) and on the SEC website.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  The Trust has no portfolio managers and does not participate in active trading.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 07/01/18 – 07/31/18	0	0	0	0
Month #2 08/01/18 – 08/31/18	0	0	0	0
Month #3 09/01/18 – 09/30/18	0	0	0	0
Month #4 10/01/18 – 10/31/18	0	0	0	0
Month #5 11/01/18 – 11/31/18	0	0	0	0
Month #6 12/01/18 – 12/31/18	0	0	0	0
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mandatory Exchangeable Trust

By (Signature and Title)  /s/ Donald J. Puglisi
Donald J. Puglisi, Managing Trustee

Date  March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Donald J. Puglisi
Donald J. Puglisi, Managing Trustee

Date  March 6, 2019

MANDATORY EXCHANGEABLE TRUST
SUPPLEMENTAL CODE OF ETHICS FOR
PERSONS PERFORMING THE FUNCTIONS OF PRINCIPAL EXECUTIVE OFFICER AND SENIOR FINANCIAL OFFICERS OF THE TRUST
This Supplemental Code of Ethics (the “Code”) for persons performing the functions of principal executive officer, principal financial officer, principal accounting officer or controller (the “Covered Persons”) of the Mandatory Exchangeable Trust (the “Trust”) is intended to guide and remind the Covered Persons of their responsibilities to the Trust and the holders of its securities (“Holders”), as well as governmental authorities. Covered Persons are expected to act in accordance with the guidance and standards set forth in this Code.  The Board of Trustees of the Trust (the “Board”) has adopted this Code.

This Code is intended to serve as the code of ethics contemplated by Section 406 of The Sarbanes-Oxley Act of 2002 and Form N-CSR.  To the extent that a Covered Person is subject to the Trust’s code of ethics adopted pursuant to Rule 17j-1 (the “Rule 17j-1 Code”) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), this Code is intended to supplement and be interpreted in the context of the Rule 17j-1 Code.  This Code should also be interpreted in the context of all applicable laws, regulations, the Trust’s Amended and Restated Trust Agreement and Bylaws, as amended, and all other governance and disclosure policies and documents adopted by the Board.  All Covered Persons must become familiar and fully comply with this Code.

The purpose of this Code is to set standards for the Covered Persons that are reasonably designed to deter wrongdoing and to promote:

•	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•
full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the Securities and Exchange Commission (the “SEC”) and in any other public communications by the Trust;

•	compliance with applicable governmental laws, rules and regulations;

•	the prompt internal reporting of violations of the Code to the appropriate persons as set forth in the Code; and

•	accountability for adherence to the Code.

1.	Honest and Ethical Conduct

a.	Honesty, Diligence and Professional Responsibility

Covered Persons are expected to observe both the form and the spirit of the ethical principles contained in this Code. Covered Persons must perform their duties and responsibilities for the Trust:

•	with honesty, diligence, and a commitment to professional and ethical responsibility;

•	carefully, thoroughly and in a timely manner; and

•	in conformity with applicable professional and technical standards.

Covered Persons who are certified public accountants are expected to carry out their duties and responsibilities in a manner consistent with the principles governing the accounting profession, including any guidelines or principles issued by the Public Company Accounting Oversight Board or the American Institute of Certified Public Accountants from time to time.

b.	Objectivity / Avoidance of Undisclosed Conflicts of Interest

Each Covered Person should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.  A “conflict of interest” occurs when a Covered Person’s private interest interferes with the interests of, or the Covered Person’s service to, the Trust.  The overarching principle is that Covered Persons are expected to maintain objectivity, to avoid undisclosed conflicts of interest, and to avoid improperly placing their personal interests before the interests of the Trust.  In the performance of their duties and responsibilities for the Trust, Covered Persons must:

•	not subordinate their judgment to personal gain and advantage, or be unduly influenced by their own interests or by the interests of others;

•	avoid participation in any activity or relationship that constitutes a conflict of interest unless that conflict has been completely disclosed to affected parties;

•	avoid participation in any activity or relationship that could create the appearance of a conflict of interest;

•	avoid direct or indirect participation in any investment, interest, association, activity or relationship that may impair or appear to impair their objectivity;

•
not use their personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Trust whereby they would benefit personally to the detriment of the Trust;

•	not cause the Trust to take action, or fail to take action, for their individual personal benefit rather than the benefit of the Trust; and

•	not receive, directly or indirectly (such as through a member of the Covered Person’s family), improper personal benefits as a result of his or her position with the Trust.

Any Covered Person who may be involved in a situation or activity that might be a conflict of interest or give the appearance of a conflict of interest should consider reporting such situation or activity using the reporting procedures set forth in Section 4 of this Code.  The Audit Committee will not be responsible for monitoring or enforcing this conflict of interest policy; rather, each Covered Person is responsible for self-compliance with this conflict of interest policy.

The following list provides examples of some potential conflict of interest situations that should be reported using the reporting procedures set forth in Section 4 of this Code; Covered Persons should keep in mind that these examples are not exhaustive:

•	service as a director on the board of any public company;

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•	the receipt of any gift in excess of $250 from any company with which the Trust has current or prospective business dealings;

•
the receipt of any entertainment from any company with which the Trust has current or prospective business dealings unless such entertainment is business related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

•	any ownership interest in, or any consulting or employment relationship with, any of the Trust’s service providers, other than its administrator or any affiliated person thereof.

c.	Preparation of Financial Statements

Covered Persons must not knowingly make any misrepresentations regarding the Trust’s financial statements or any facts in the preparation of the Trust’s financial statements, and must comply with all applicable laws, standards, principles, guidelines, rules and regulations in the preparation of the Trust’s financial statements. This section is intended to prohibit:

•	making, or permitting or directing another to make, materially false or misleading entries in the Trust’s financial statements or records;

•	failing to correct the Trust’s financial statements or records that are materially false or misleading when he or she has the authority to record an entry; and

•	signing, or permitting or directing another to sign, a document containing materially false or misleading financial information.

Covered Persons must be scrupulous in their application of generally accepted accounting principles.  No Covered Person may (i) express an opinion or state affirmatively that the financial statements or other financial data of the Trust are presented in conformity with generally accepted accounting principles, or (ii) state that he or she is not aware of any material modifications that should be made to such statements or data in order for them to be in conformity with generally accepted accounting principles, if such statements or data contain any departure from generally accepted accounting principles then in effect in the United States.

Covered Persons must follow the laws, standards, principles, guidelines, rules and regulations established by all applicable governmental bodies, commissions or other regulatory agencies in the preparation of financial statements, records and related information. If a Covered Person prepares financial statements, records or related information for purposes of reporting to such bodies, commissions or regulatory agencies, the Covered Person must follow the requirements of such organizations in addition to generally accepted accounting principles.

d.	Obligations to the Independent Auditor of the Trust

In dealing with the Trust’s independent auditor, Covered Persons must be candid and not knowingly misrepresent facts or knowingly fail to disclose material facts, and must respond to specific inquiries and requests by the Trust’s independent auditor.

Covered Persons must not take any action, or direct any person to take any action, to fraudulently influence, coerce, manipulate or mislead the Trust’s independent auditor in the performance of an audit of the Trust’s financial statements for the purpose of rendering such financial statements materially misleading.

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2.	Full, Fair, Accurate, Timely and Understandable Disclosure

It is the Trust’s policy to provide full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in any other public communications by the Trust. The Trust has designed and implemented Disclosure Controls and Procedures to carry out this policy.

Covered Persons are expected to use their best efforts to promote, facilitate, and prepare full, fair, accurate, timely, and understandable disclosure in all reports and documents that the Trust files with, or submits to, the SEC and in any other public communications by the Trust.

Covered Persons must review the Trust’s Disclosure Controls and Procedures to ensure that they are aware of and carry out their duties and responsibilities in accordance with the Disclosure Controls and Procedures and the public reporting obligations of the Trust.  Covered Persons are responsible for monitoring the integrity and effectiveness of the Trust’s Disclosure Controls and Procedures.

3.	Compliance with Applicable Laws, Rules and Regulations

Covered Persons are expected to know, respect and comply with all laws, rules and regulations applicable to the conduct of the Trust’s business. If a Covered Person is in doubt about the legality or propriety of an action, business practice or policy, the Covered Person should seek advice from the Trust’s legal counsel.

In the performance of their work, Covered Persons must not knowingly be a party to any illegal activity or engage in acts that are discreditable to the Trust.
Covered Persons are expected to promote the Trust’s compliance with applicable laws, rules and regulations. To promote such compliance, Covered Persons may establish and maintain mechanisms to educate employees carrying out the finance and compliance functions of the Trust about any applicable laws, rules or regulations that affect the operation of the finance and compliance functions and the Trust generally.

4.	Reporting of Illegal or Unethical Behavior

Covered Persons should promptly report any conduct or actions by a Covered Person that do not comply with the law or with this Code. Failure to do so is itself a violation of this Code. Covered Persons and the Trust shall adhere to the following reporting procedures:

•
Any Covered Person who questions whether a situation, activity or practice is acceptable must immediately report such practice to the Managing Trustee of the Trust or to the Trust’s legal counsel. The person receiving the report shall consider the matter and respond to the Covered Person within a reasonable amount of time.

•
If the Covered Person is not satisfied with the response of the Managing Trustee, the Covered Person must report the matter to all members of the Trust’s Audit Committee, who will consider the matter and respond to the Covered Person within a reasonable amount of time.

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•
If, after receiving a response, the Covered Person concludes that appropriate action was not taken, he or she should consider any responsibility that may exist to communicate to third parties, such as regulatory authorities or the Trust’s independent auditor. In this matter, the Covered Person may wish to consult with his or her own legal counsel.

•
The Audit Committee and the Trust will not be responsible for monitoring or enforcing this reporting of violations policy; rather, each Covered Person is responsible for self-compliance with this reporting of violations policy.

•	To the extent possible and as allowed by law, reports will be treated as confidential.

•
If the Audit Committee determines that a Covered Person violated this Code, failed to report a known or suspected violation of this Code, or provided intentionally false or malicious information in connection with an alleged violation of this Code, the Trust may take disciplinary action against any such Covered Person to the extent the Audit Committee deems appropriate. No Covered Person will be disciplined for reporting a concern in good faith.

•	The Trust and the Audit Committee may report violations of the law to the appropriate authorities.

5.	Accountability and Applicability

All Covered Persons will be held accountable for compliance with this Code. On an annual basis, each Covered Person shall certify in writing his or her receipt, familiarity and commitment to compliance with this Code, by signing the Acknowledgment Form (Appendix A to this Code). Covered Persons will not retaliate against any other Covered Person or their affiliated persons for reports of potential violations that are made in good faith.

This Code is applicable to all Covered Persons, regardless of whether such persons are employed by the Trust or a third party.

6.	Disclosure of this Code

This Code shall be disclosed by at least one of the following methods in the manner prescribed by the SEC, unless otherwise required by law:

•	by filing a copy of the Code with the SEC;

•	by posting the text of the Code on the Trust’s website; or

•	by providing, without charge, a copy of the Code to any person upon request.

7.	Waivers

Any waiver of this Code, including an implicit waiver, that has been granted to a Covered Person, may be made only by the Board or a committee of the Board to which such responsibility has been delegated, and must be disclosed by the Trust in the manner prescribed by law and as set forth above in Section 6 (Disclosure of this Code).

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8.	Amendments

This Code may be amended by the affirmative vote of a majority of the Board.  Any amendment of this Code, must be disclosed by the Trust in the manner prescribed by law and as set forth above in Section 6 (Disclosure of this Code), unless such amendment is deemed to be technical, administrative, or otherwise non-substantive. Any amendments to this Code will be provided to the Covered Persons.

* * *

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